Fee income from financial services, net (Tables)	12 Months Ended
Dec. 31, 2019
Fee Income From Financial Services [Abstract]
Disclosure of fee and commission income (expense)

(a)	For the years ended December 31, 2019, 2018 and 2017, this caption is comprised of the following:

	2019	2018	2017
	S/(000)	S/(000)	S/(000)
Income
Accounts maintenance, carriage, transfers, and debit and credit card fees	651,255	623,480	601,091
Banking services fees	220,207	186,783	167,805
Funds management	147,954	148,048	139,215
Contingent loans fees	56,153	61,766	60,205
Collection services	41,010	37,068	32,792
Brokerage and custody services	9,109	11,035	11,638
Others	40,801	33,758	27,207

Total (b)	1,166,489	1,101,938	1,039,953

Expenses
Credit cards	(118,675)	(103,645)	(81,459)
Credit card insurance premiums	(48,866)	(58,931)	(50,777)
Foreign banks fees	(17,172)	(15,324)	(12,937)
Brokerage and custody services	(642)	(1,877)	(3,754)
Others	(55,249)	(47,735)	(41,784)

Total	(240,604)	(227,512)	(190,711)

Net	925,885	874,426	849,242

Disaggregation of revenue from contracts with customers explanatory
(b)	Fee income by country for the years ended December 31, 2019 and 2018, is presented below:

	2019	2018
	S/(000)	S/(000)
Country
Peru	1,055,624	988,084
Panama	110,865	113,854

Total	1,166,489	1,101,938